Property, Plant and Equipment (Details) (USD $)	Mar. 29, 2014	Dec. 28, 2013	Dec. 31, 2012
Property, Plant and Equipment, Gross	$ 18,894,555	$ 18,464,408
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	1,334,425	1,224,396
Property, Plant and Equipment, Net	17,650,131	17,240,012	13,248,688
Automobiles [Member]
Property, Plant and Equipment, Gross	58,745	58,743
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	8,876	8,876
Property, Plant and Equipment, Net	49,869	49,867	57,559
Computer equipment [Member]
Property, Plant and Equipment, Gross	126,835	126,192
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	71,760	69,019
Property, Plant and Equipment, Net	55,074	57,180	48,398
Equipment [Member]
Property, Plant and Equipment, Gross	542,044	754,902
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	104,503	98,556
Property, Plant and Equipment, Net	437,541	656,346	359,445
Equipment [Member] | Reclassification [Member]
Property, Plant and Equipment, Net		443,105
Equipment held for sale [Member]
Property, Plant and Equipment, Gross	70,000	70,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	0	0
Property, Plant and Equipment, Net	70,000	70,000	105,045
Furniture and fixtures [Member]
Property, Plant and Equipment, Gross	61,082	62,339
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	37,219	36,918
Property, Plant and Equipment, Net	23,863	25,421	29,980
Leasehold improvements [Member]
Property, Plant and Equipment, Gross	6,380,332	6,327,333
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	617,377	615,459
Property, Plant and Equipment, Net	5,762,955	5,498,633	4,979,548
Leasehold improvements [Member] | Reclassification [Member]
Property, Plant and Equipment, Net		5,711,874
Production equipment [Member]
Property, Plant and Equipment, Gross	5,395,625	5,095,961
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	379,973	277,681
Property, Plant and Equipment, Net	5,015,652	4,818,280	0
Production equipment in construction [Member]
Property, Plant and Equipment, Gross	6,232,640	6,060,849
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	0	0
Property, Plant and Equipment, Net	6,232,640	6,060,849	7,606,837
Website development [Member]
Property, Plant and Equipment, Gross	117,254	121,330
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	114,718	117,365
Property, Plant and Equipment, Net	$ 2,537	$ 3,436	$ 61,876